Summary of Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Redemption (Details) - Class A Ordinary Shares Subject to Redemption [Member] - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Schedule of Class A Ordinary Shares Subject to Redemption [Line Items]
Gross proceeds			$ 230,000,000	$ 230,000,000
Less:
Proceeds allocated to Public Warrants			(529,000)	(529,000)
Class A ordinary shares issuance costs			(15,341,097)	(15,341,097)
Plus:
Accretion of carrying value to redemption value	$ 2,477,726	$ 2,462,864	21,063,682	21,063,682
Class A ordinary shares subject to possible redemption, December 31, 2024	$ 240,134,175	$ 237,656,449	$ 235,193,585	$ 235,193,585